UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	1.20%
Actual		$ 1,000.00	$ 1,078.60	$ 6.20
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Class T	1.22%
Actual		$ 1,000.00	$ 1,078.10	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.12
Class B	1.90%
Actual		$ 1,000.00	$ 1,074.80	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.52
Class C	1.95%
Actual		$ 1,000.00	$ 1,074.10	$ 10.06
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.77
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,079.30	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	10.8	14.2
Mexico	8.6	10.1
Turkey	8.0	7.6
Philippines	6.8	7.1
Russia	6.3	2.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	7.8	7.3
Russian Federation	6.2	2.6
Venezuelan Republic	5.9	7.2
Philippine Republic	5.6	5.5
United Mexican States	5.2	7.1
	30.7
Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Corporate Bonds 26.3%	Corporate Bonds 27.4%
Government Obligations 69.0%	Government Obligations 61.5%
Preferred Securities 0.2%	Preferred Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 11.0%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
		Principal Amount (c)	Value
Bermuda - 0.5%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		$ 2,045,000	$ 2,110,174
5% 10/19/25 (e)		2,875,000	3,059,748
6.5% 6/10/14 (e)		2,310,000	2,521,365
TOTAL BERMUDA			7,691,287
Brazil - 0.6%
Banco Do Brasil SA 3.875% 1/23/17		3,480,000	3,562,824
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		2,980,000	3,468,124
Globo Comunicacoes e Participacoes SA 4.875% 4/11/22 (e)		1,535,000	1,588,725
TOTAL BRAZIL			8,619,673
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		3,090,000	3,368,100
Cayman Islands - 3.5%
Grupo Aval Ltd. 5.25% 2/1/17 (e)		2,090,000	2,189,275
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		13,060,000	13,255,900
Odebrecht Finance Ltd. 7.5% (e)(f)		5,885,000	6,048,603
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15		2,360,000	2,388,084
3.5% 2/6/17		5,205,000	5,332,523
5.375% 1/27/21		5,595,000	6,030,129
5.75% 1/20/20		3,075,000	3,363,675
6.75% 1/27/41		2,915,000	3,419,248
8.375% 12/10/18		8,281,000	10,250,222
TOTAL CAYMAN ISLANDS			52,277,659
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		2,110,000	2,640,397
Colombia - 0.2%
BanColombia SA 5.95% 6/3/21		2,605,000	2,800,375
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		3,230,000	3,189,625
JSC Georgian Railway 7.75% 7/11/22 (e)		2,135,000	2,137,669
TOTAL GEORGIA			5,327,294
Indonesia - 1.5%
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		2,120,000	2,215,400
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
PT Pertamina Persero:
4.875% 5/3/22 (e)		$ 3,190,000	$ 3,190,000
5.25% 5/23/21 (e)		10,190,000	10,495,700
6% 5/3/42 (e)		3,190,000	3,150,125
6.5% 5/27/41 (e)		3,856,000	4,039,160
TOTAL INDONESIA			23,090,385
Ireland - 1.4%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		2,040,000	2,111,400
5.45% 11/22/17 (e)		4,110,000	4,253,850
6.025% 7/5/22 (e)		3,660,000	3,692,208
6.8% 11/22/25 (e)		5,365,000	5,606,425
6.902% 7/9/20 (e)		4,760,000	5,164,600
TOTAL IRELAND			20,828,483
Israel - 0.2%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		3,135,000	3,260,400
Kazakhstan - 0.1%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,510,000	1,566,625
Korea (South) - 0.1%
Export-Import Bank of Korea 4% 1/11/17		1,690,000	1,800,019
Luxembourg - 1.5%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		1,035,000	1,137,206
9.25% 4/23/19 (e)		1,290,000	1,610,952
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		3,580,000	3,781,554
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		4,495,000	5,079,350
RSHB Capital SA:
5.298% 12/27/17 (e)		1,505,000	1,525,769
6% 6/3/21 (e)		2,365,000	2,323,613
9% 6/11/14 (e)		6,050,000	6,655,000
TOTAL LUXEMBOURG			22,113,444
Malaysia - 0.3%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		3,195,000	4,530,510
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - 3.4%
Comision Federal de Electricid:
4.875% 5/26/21 (e)		$ 2,645,000	$ 2,869,825
5.75% 2/14/42 (e)		3,390,000	3,593,400
Petroleos Mexicanos:
5.5% 1/21/21		14,010,000	15,901,350
5.5% 6/27/44 (e)		8,645,000	8,882,738
6% 3/5/20		2,105,000	2,454,956
6.5% 6/2/41		5,170,000	6,035,975
6.5% 6/2/41 (e)		3,165,000	3,726,788
6.625% (e)(f)		7,005,000	7,145,100
TOTAL MEXICO			50,610,132
Netherlands - 3.0%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	53,151
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		1,185,000	1,273,875
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,904,000	4,196,800
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		2,445,000	2,665,050
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		3,415,000	3,765,038
7% 5/5/20 (e)		2,370,000	2,695,875
8.375% 7/2/13 (e)		1,480,000	1,554,000
9.125% 7/2/18 (e)		3,165,000	3,928,715
11.75% 1/23/15 (e)		9,665,000	11,501,350
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,252,849
7.75% 10/17/16 (Reg. S)		1,930,000	2,205,025
7.75% 1/20/20 (e)		2,900,000	3,458,250
7.875% 6/29/37 (Reg. S)		3,215,000	3,890,150
8% 8/7/19 (e)		2,865,000	3,438,000
TOTAL NETHERLANDS			45,878,128
Philippines - 1.2%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,835,250
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,951,000	6,213,505
7.39% 12/2/24 (e)		6,830,000	8,793,625
TOTAL PHILIPPINES			18,842,380
Russia - 0.1%
Russian Railways JSC 5.739% 4/3/17		1,470,000	1,565,550
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Singapore - 0.3%
DBS Bank Ltd. 3.625% 9/21/22 (e)		$ 5,255,000	$ 5,229,566
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		2,600,000	3,188,900
Turkey - 0.2%
Turkiye Garanti Bankasi A/S 2.9657% 4/20/16 (e)(g)		3,860,000	3,560,850
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,935,000	4,707,003
United Kingdom - 0.1%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,865,000	1,669,175
United States of America - 1.9%
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,745,000	3,108,713
6.625% 6/15/35		8,755,000	10,506,000
6.625% 6/15/38		1,905,000	2,276,475
8.625% 2/1/22		7,402,000	9,493,065
SB Cap SA 6.125% 2/7/22 (e)		2,600,000	2,721,810
TOTAL UNITED STATES OF AMERICA			28,106,063
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		21,360,000	18,369,600
5.375% 4/12/27		20,680,000	11,839,300
5.5% 4/12/37		28,585,000	16,221,988
8.5% 11/2/17 (e)		16,265,000	13,174,650
9% 11/17/21 (Reg. S)		8,560,000	6,270,200
12.75% 2/17/22 (e)		8,405,000	7,900,700
TOTAL VENEZUELA			73,776,438
TOTAL NONCONVERTIBLE BONDS (Cost $375,286,829)			397,048,836
Government Obligations - 69.0%

Argentina - 0.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,426,833	6,174,576
2.5% 12/31/38 (d)		15,445,000	4,981,013
TOTAL ARGENTINA			11,155,589
Government Obligations - continued
		Principal Amount (c)	Value
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		$ 1,485,000	$ 1,526,090
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		4,635,000	5,376,600
Barbados - 0.3%
Barbados Government:
7% 8/4/22 (e)		2,727,000	2,767,905
7.25% 12/15/21 (e)		1,755,000	1,798,875
TOTAL BARBADOS			4,566,780
Belarus - 0.7%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		5,300,000	5,180,750
8.95% 1/26/18		5,095,000	4,694,024
TOTAL BELARUS			9,874,774
Belize - 0.1%
Belize Government 8.5% 2/20/29 (d)(e)		3,807,700	1,980,004
Bermuda - 0.5%
Bermuda Government 5.603% 7/20/20 (e)		3,468,000	3,979,530
Government of Bermuda 4.138% 1/3/23 (e)		2,800,000	2,842,000
TOTAL BERMUDA			6,821,530
Brazil - 4.4%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		2,955,000	3,464,738
Brazilian Federative Republic:
5.625% 1/7/41		4,905,000	6,008,625
7.125% 1/20/37		9,690,000	14,014,647
8.25% 1/20/34		5,200,000	8,216,000
10.125% 5/15/27		7,955,000	13,503,613
12.25% 3/6/30		9,340,000	18,469,850
12.75% 1/15/20		1,225,000	2,076,375
TOTAL BRAZIL			65,753,848
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		7,550,000	8,267,250
Colombia - 2.9%
Colombian Republic:
4.375% 7/12/21		5,220,000	5,885,550
6.125% 1/18/41		5,305,000	6,962,813
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
7.375% 3/18/19		$ 2,605,000	$ 3,406,038
7.375% 9/18/37		4,445,000	6,600,825
8.125% 5/21/24		2,130,000	3,093,825
10.375% 1/28/33		6,811,000	12,157,635
11.75% 2/25/20		3,593,000	5,766,765
TOTAL COLOMBIA			43,873,451
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	6,857,765
Croatia - 1.9%
Croatia Republic:
6.25% 4/27/17 (e)		20,810,000	20,705,950
6.375% 3/24/21 (e)		8,350,000	8,089,480
TOTAL CROATIA			28,795,430
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		2,135,000	2,092,300
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		2,145,000	2,284,425
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (e)		3,185,000	3,535,350
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		2,480,000	2,566,800
Hungary - 1.8%
Hungarian Republic:
4.75% 2/3/15		19,885,000	19,089,600
7.625% 3/29/41		7,622,000	7,469,560
TOTAL HUNGARY			26,559,160
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (e)		4,850,000	4,874,250
5.875% 5/11/22 (e)		7,450,000	7,319,849
TOTAL ICELAND			12,194,099
Indonesia - 3.4%
Indonesian Republic:
5.25% 1/17/42 (e)		4,975,000	5,192,905
5.875% 3/13/20 (e)		3,185,000	3,654,788
6.625% 2/17/37 (e)		3,765,000	4,649,775
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - continued
Indonesian Republic: - continued
6.875% 3/9/17 (e)		$ 2,990,000	$ 3,479,762
6.875% 1/17/18 (e)		2,825,000	3,340,563
7.25% 4/20/15 (e)		1,615,000	1,810,900
7.5% 1/15/16 (e)		2,310,000	2,671,053
7.75% 1/17/38 (e)		6,335,000	8,726,463
8.5% 10/12/35 (e)		4,945,000	7,219,700
11.625% 3/4/19 (e)		7,245,000	10,632,038
TOTAL INDONESIA			51,377,947
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		6,905,000	5,696,625
Ivory Coast - 0.4%
Ivory Coast 3.75% 12/31/32 (b)(d)		8,995,000	6,701,275
Korea (South) - 0.4%
Korean Republic 7.125% 4/16/19		4,220,000	5,321,960
Latvia - 0.4%
Latvian Republic:
5.25% 2/22/17 (e)		3,350,000	3,471,438
5.25% 6/16/21 (e)		3,150,000	3,193,313
TOTAL LATVIA			6,664,751
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		7,966,750	7,807,415
9% 3/20/17		6,685,000	7,654,325
11.625% 5/11/16 (Reg. S)		4,345,000	5,355,213
TOTAL LEBANON			20,816,953
Lithuania - 2.1%
Lithuanian Republic:
5.125% 9/14/17 (e)		3,185,000	3,368,138
6.125% 3/9/21 (e)		5,700,000	6,255,750
6.625% 2/1/22 (e)		8,490,000	9,721,050
6.75% 1/15/15 (e)		4,635,000	5,005,800
7.375% 2/11/20 (e)		5,950,000	7,050,750
TOTAL LITHUANIA			31,401,488
Mexico - 5.2%
United Mexican States:
3.625% 3/15/22		8,472,000	8,980,320
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
5.125% 1/15/20		$ 9,302,000	$ 10,901,944
5.625% 1/15/17		6,107,000	7,099,388
5.75% 10/12/2110		5,550,000	6,340,875
6.05% 1/11/40		11,080,000	14,237,800
6.75% 9/27/34		10,010,000	13,613,600
7.5% 4/8/33		1,485,000	2,164,388
8.3% 8/15/31		2,330,000	3,605,675
11.375% 9/15/16		3,754,000	5,236,830
11.5% 5/15/26		3,595,000	6,614,800
TOTAL MEXICO			78,795,620
Namibia - 0.4%
Republic of Namibia 5.5% 11/3/21 (e)		6,207,000	6,445,721
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		1,595,000	1,722,600
Panama - 0.8%
Panamanian Republic:
7.125% 1/29/26		2,870,000	3,874,500
8.875% 9/30/27		2,769,000	4,291,950
9.375% 4/1/29		2,445,000	3,997,575
TOTAL PANAMA			12,164,025
Peru - 1.6%
Peruvian Republic:
6.55% 3/14/37		2,555,000	3,468,413
7.35% 7/21/25		5,340,000	7,476,000
8.75% 11/21/33		8,100,000	13,304,250
TOTAL PERU			24,248,663
Philippines - 5.6%
Philippine Republic:
4% 1/15/21		5,350,000	5,757,938
5% 1/13/37		3,990,000	4,349,100
5.5% 3/30/26		3,640,000	4,304,300
6.375% 1/15/32		5,125,000	6,464,163
6.375% 10/23/34		8,525,000	10,912,000
6.5% 1/20/20		5,345,000	6,648,111
7.5% 9/25/24		420,000	557,550
7.75% 1/14/31		6,855,000	9,751,238
8.375% 6/17/19		2,780,000	3,739,100
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
9.5% 2/2/30		$ 6,210,000	$ 10,068,273
9.875% 1/15/19		2,785,000	3,940,775
10.625% 3/16/25		11,085,000	18,345,675
TOTAL PHILIPPINES			84,838,223
Poland - 1.8%
Polish Government:
5% 3/23/22		12,555,000	13,716,338
6.375% 7/15/19		11,165,000	13,174,700
TOTAL POLAND			26,891,038
Qatar - 1.3%
State of Qatar:
3.125% 1/20/17 (e)		9,595,000	9,978,800
5.75% 1/20/42 (e)		5,915,000	6,994,488
6.4% 1/20/40 (e)		2,095,000	2,653,569
TOTAL QATAR			19,626,857
Romania - 0.4%
Romanian Republic 6.75% 2/7/22 (e)		5,225,000	5,460,125
Russia - 6.2%
Russian Federation:
3.25% 4/4/17 (e)		15,800,000	15,879,000
5.625% 4/4/42 (e)		19,600,000	20,948,480
7.5% 3/31/30 (Reg. S)		20,447,000	24,511,864
11% 7/24/18 (Reg. S)		10,500,000	14,700,000
12.75% 6/24/28 (Reg. S)		9,329,000	16,792,200
TOTAL RUSSIA			92,831,544
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		1,310,000	1,441,000
Serbia - 0.7%
Republic of Serbia:
6.75% 11/1/24 (e)		8,125,001	7,779,689
7.25% 9/28/21 (e)		3,485,000	3,554,700
TOTAL SERBIA			11,334,389
Slovakia - 0.5%
Slovakia Republic 4.375% 5/21/22 (e)		8,400,000	8,190,000
Government Obligations - continued
		Principal Amount (c)	Value
South Africa - 0.4%
South African Republic 4.665% 1/17/24		$ 5,350,000	$ 5,798,063
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		3,680,000	3,762,800
8.25% 10/24/12 (e)		1,460,000	1,474,600
TOTAL SRI LANKA			5,237,400
Turkey - 7.8%
Turkish Republic:
5.125% 3/25/22		3,605,000	3,762,899
5.625% 3/30/21		4,860,000	5,309,550
6% 1/14/41		5,980,000	6,293,950
6.25% 9/26/22		6,375,000	7,212,038
6.75% 4/3/18		4,815,000	5,531,472
6.75% 5/30/40		6,375,000	7,426,875
6.875% 3/17/36		9,765,000	11,510,982
7% 3/11/19		3,440,000	4,029,272
7% 6/5/20		4,955,000	5,878,117
7.25% 3/5/38		5,630,000	6,932,219
7.375% 2/5/25		11,545,000	14,315,800
7.5% 7/14/17		5,535,000	6,475,950
7.5% 11/7/19		2,255,000	2,731,482
8% 2/14/34		8,280,000	10,940,364
11.875% 1/15/30		11,060,000	19,590,578
TOTAL TURKEY			117,941,548
Ukraine - 0.7%
Ukraine Government:
6.25% 6/17/16 (e)		2,600,000	2,330,380
6.58% 11/21/16 (e)		990,000	887,337
7.65% 6/11/13 (e)		1,675,000	1,645,688
7.75% 9/23/20 (e)		5,515,000	4,977,288
TOTAL UKRAINE			9,840,693
United States of America - 4.1%
U.S. Treasury Bonds 3% 5/15/42		58,695,000	61,611,417
Uruguay - 0.3%
Uruguay Republic:
6.875% 9/28/25		1,055,000	1,387,325
7.625% 3/21/36		2,660,000	3,843,700
TOTAL URUGUAY			5,231,025
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - 5.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		113,320	$ 3,314,610
5.75% 2/26/16 (Reg S.)		$ 5,705,000	4,906,300
6% 12/9/20		3,580,000	2,434,400
7.75% 10/13/19 (Reg. S)		16,375,000	12,608,750
8.25% 10/13/24		6,450,000	4,692,375
8.5% 10/8/14		3,590,000	3,545,125
9% 5/7/23 (Reg. S)		6,405,000	4,931,850
9.25% 9/15/27		10,385,000	8,463,775
9.25% 5/7/28 (Reg. S)		6,020,000	4,560,150
9.375% 1/13/34		8,010,000	6,127,650
10.75% 9/19/13		7,670,000	7,861,750
11.75% 10/21/26 (Reg. S)		8,125,000	7,170,313
11.95% 8/5/31 (Reg. S)		12,150,000	10,752,750
12.75% 8/23/22		8,500,000	8,160,000
TOTAL VENEZUELA			89,529,798
TOTAL GOVERNMENT OBLIGATIONS (Cost $964,408,998)			1,041,241,993
Preferred Securities - 0.2%

Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $3,303,940)	3,150,000	3,385,817
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $53,873,853)	53,873,853	53,873,853
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,396,873,620)		1,495,550,499
NET OTHER ASSETS (LIABILITIES) - 0.9%		13,636,658
NET ASSETS - 100%		$ 1,509,187,157
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $510,240,076 or 33.8% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,665
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 397,048,836	$ -	$ 396,995,685	$ 53,151
Government Obligations	1,041,241,993	-	1,041,241,993	-
Preferred Securities	3,385,817	-	3,385,817	-
Money Market Funds	53,873,853	53,873,853	-	-
Total Investments in Securities:	$ 1,495,550,499	$ 53,873,853	$ 1,441,623,495	$ 53,151
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	4.1%
AAA,AA,A	9.5%
BBB	46.1%
BB	18.8%
B	12.0%
CCC,CC,C	0.2%
Not Rated	4.8%
Short-Term Investments and Net Other Assets	4.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,342,999,767)	$ 1,441,676,646
Fidelity Central Funds (cost $53,873,853)	53,873,853
Total Investments (cost $1,396,873,620)		$ 1,495,550,499
Cash		1,883,237
Receivable for investments sold		3,741,431
Receivable for fund shares sold		5,124,313
Interest receivable		24,618,860
Distributions receivable from Fidelity Central Funds		13,245
Receivable from investment adviser for expense reductions		566
Other receivables		1,375
Total assets		1,530,933,526

Liabilities
Payable for investments purchased	$ 16,916,082
Payable for fund shares redeemed	1,552,857
Distributions payable	1,879,372
Accrued management fee	815,455
Distribution and service plan fees payable	238,963
Other affiliated payables	255,250
Other payables and accrued expenses	88,390
Total liabilities		21,746,369

Net Assets		$ 1,509,187,157
Net Assets consist of:
Paid in capital		$ 1,388,196,564
Undistributed net investment income		9,483,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,879,358
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,627,732
Net Assets		$ 1,509,187,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,323,586 ÷ 25,117,040 shares)	$ 14.27

Maximum offering price per share (100/96.00 of $14.27)	$ 14.86
Class T: Net Asset Value and redemption price per share ($115,698,614 ÷ 8,141,229 shares)	$ 14.21

Maximum offering price per share (100/96.00 of $14.21)	$ 14.80
Class B: Net Asset Value and offering price per share ($17,950,286 ÷ 1,244,636 shares)A	$ 14.42

Class C: Net Asset Value and offering price per share ($159,204,590 ÷ 11,087,717 shares)A	$ 14.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($858,010,081 ÷ 61,178,590 shares)	$ 14.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 608,731
Interest		40,458,816
Income from Fidelity Central Funds		48,665
Total income		41,116,212

Expenses
Management fee	$ 4,487,009
Transfer agent fees	1,141,303
Distribution and service plan fees	1,363,765
Accounting fees and expenses	305,548
Custodian fees and expenses	39,791
Independent trustees' compensation	4,162
Registration fees	175,857
Audit	43,363
Legal	1,697
Miscellaneous	6,703
Total expenses before reductions	7,569,198
Expense reductions	(4,091)	7,565,107
Net investment income (loss)		33,551,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,633,119
Foreign currency transactions	91,948
Total net realized gain (loss)		13,725,067
Change in net unrealized appreciation (depreciation) on: Investment securities	50,079,641
Assets and liabilities in foreign currencies	(28,519)
Total change in net unrealized appreciation (depreciation)		50,051,122
Net gain (loss)		63,776,189
Net increase (decrease) in net assets resulting from operations		$ 97,327,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,551,105	$ 59,182,313
Net realized gain (loss)	13,725,067	18,306,505
Change in net unrealized appreciation (depreciation)	50,051,122	1,360,104
Net increase (decrease) in net assets resulting from operations	97,327,294	78,848,922
Distributions to shareholders from net investment income	(30,071,700)	(57,475,399)
Distributions to shareholders from net realized gain	(2,809,285)	(4,714,195)
Total distributions	(32,880,985)	(62,189,594)
Share transactions - net increase (decrease)	299,849,372	65,883,124
Redemption fees	92,885	209,133
Total increase (decrease) in net assets	364,388,566	82,751,585

Net Assets
Beginning of period	1,144,798,591	1,062,047,006
End of period (including undistributed net investment income of $9,483,503 and undistributed net investment income of $6,004,098, respectively)	$ 1,509,187,157	$ 1,144,798,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 13.32	$ 12.76	$ 9.51	$ 12.32	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.344	.726	.717	.950	.675	.709
Net realized and unrealized gain (loss)	.712	.256	.568	3.126	(2.793)	(.066)
Total from investment operations	1.056	.982	1.285	4.076	(2.118)	.643
Distributions from net investment income	(.306)	(.698)	(.670)	(.814)	(.664)	(.705)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.337)	(.755)	(.730)	(.829)	(.694)	(.725)
Redemption fees added to paid in capital E	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.27	$ 13.55	$ 13.32	$ 12.76	$ 9.51	$ 12.32
Total Return B,C,D	7.86%	7.59%	10.28%	44.11%	(17.82)%	5.36%
Ratios to Average Net Assets F,H
Expenses before reductions	1.20% A	1.19%	1.24%	1.29%	1.32%	1.27%
Expenses net of fee waivers, if any	1.20% A	1.18%	1.20%	1.20%	1.20%	1.18%
Expenses net of all reductions	1.20% A	1.18%	1.20%	1.20%	1.20%	1.17%
Net investment income (loss)	4.93% A	5.40%	5.40%	8.13%	5.94%	5.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,324	$ 309,900	$ 310,674	$ 167,196	$ 60,543	$ 75,584
Portfolio turnover rate G	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.28	$ 12.71	$ 9.48	$ 12.28	$ 12.37
Income from Investment Operations
Net investment income (loss) E	.341	.721	.714	.924	.676	.704
Net realized and unrealized gain (loss)	.704	.249	.581	3.132	(2.784)	(.074)
Total from investment operations	1.045	.970	1.295	4.056	(2.108)	.630
Distributions from net investment income	(.305)	(.696)	(.670)	(.814)	(.664)	(.702)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.336)	(.753)	(.730)	(.829)	(.694)	(.722)
Redemption fees added to paid in capital E	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.21	$ 13.50	$ 13.28	$ 12.71	$ 9.48	$ 12.28
Total Return B,C,D	7.81%	7.52%	10.41%	44.04%	(17.80)%	5.26%
Ratios to Average Net Assets F,H
Expenses before reductions	1.22% A	1.21%	1.24%	1.30%	1.32%	1.29%
Expenses net of fee waivers, if any	1.22% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.22% A	1.20%	1.20%	1.20%	1.20%	1.19%
Net investment income (loss)	4.91% A	5.39%	5.40%	8.13%	5.95%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,699	$ 104,920	$ 114,786	$ 106,446	$ 87,427	$ 136,031
Portfolio turnover rate G	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.46	$ 12.88	$ 9.60	$ 12.42	$ 12.50
Income from Investment Operations
Net investment income (loss) E	.299	.639	.637	.861	.609	.632
Net realized and unrealized gain (loss)	.718	.248	.580	3.169	(2.812)	(.073)
Total from investment operations	1.017	.887	1.217	4.030	(2.203)	.559
Distributions from net investment income	(.257)	(.603)	(.582)	(.738)	(.589)	(.621)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.288)	(.660)	(.642)	(.753)	(.619)	(.641)
Redemption fees added to paid in capital E	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.42	$ 13.69	$ 13.46	$ 12.88	$ 9.60	$ 12.42
Total Return B,C,D	7.48%	6.77%	9.63%	43.08%	(18.29)%	4.61%
Ratios to Average Net Assets F,H
Expenses before reductions	1.91% A	1.90%	1.93%	1.97%	1.97%	1.94%
Expenses net of fee waivers, if any	1.90% A	1.87%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.90% A	1.87%	1.85%	1.85%	1.85%	1.84%
Net investment income (loss)	4.24% A	4.71%	4.75%	7.48%	5.30%	5.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,950	$ 18,427	$ 21,843	$ 18,398	$ 14,324	$ 22,418
Portfolio turnover rate G	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 13.40	$ 12.83	$ 9.56	$ 12.37	$ 12.46
Income from Investment Operations
Net investment income (loss) E	.294	.630	.622	.867	.594	.616
Net realized and unrealized gain (loss)	.709	.262	.572	3.142	(2.798)	(.080)
Total from investment operations	1.003	.892	1.194	4.009	(2.204)	.536
Distributions from net investment income	(.253)	(.598)	(.569)	(.727)	(.578)	(.608)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.284)	(.655)	(.629)	(.742)	(.608)	(.628)
Redemption fees added to paid in capital E	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.36	$ 13.64	$ 13.40	$ 12.83	$ 9.56	$ 12.37
Total Return B,C,D	7.41%	6.83%	9.48%	43.02%	(18.37)%	4.44%
Ratios to Average Net Assets F,H
Expenses before reductions	1.95% A	1.93%	1.96%	2.02%	2.06%	2.04%
Expenses net of fee waivers, if any	1.95% A	1.92%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.95% A	1.92%	1.95%	1.95%	1.95%	1.94%
Net investment income (loss)	4.19% A	4.66%	4.65%	7.38%	5.20%	4.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,205	$ 126,005	$ 124,907	$ 63,669	$ 22,464	$ 30,962
Portfolio turnover rate G	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.12	$ 12.57	$ 9.39	$ 12.16	$ 12.25
Income from Investment Operations
Net investment income (loss) D	.359	.753	.743	.990	.695	.725
Net realized and unrealized gain (loss)	.689	.249	.568	3.044	(2.745)	(.064)
Total from investment operations	1.048	1.002	1.311	4.034	(2.050)	.661
Distributions from net investment income	(.328)	(.738)	(.706)	(.842)	(.692)	(.733)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.359)	(.795)	(.766)	(.857)	(.722)	(.753)
Redemption fees added to paid in capital D	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.02	$ 13.33	$ 13.12	$ 12.57	$ 9.39	$ 12.16
Total Return B,C	7.93%	7.88%	10.67%	44.29%	(17.52)%	5.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.90% A	.89%	.92%	.97%	1.02%	.99%
Expenses net of fee waivers, if any	.90% A	.89%	.92%	.95%	.95%	.95%
Expenses net of all reductions	.90% A	.89%	.92%	.95%	.95%	.95%
Net investment income (loss)	5.23% A	5.70%	5.68%	8.38%	6.19%	5.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 858,010	$ 585,546	$ 489,838	$ 204,663	$ 32,947	$ 45,232
Portfolio turnover rate F	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 110,913,346
Gross unrealized depreciation	(6,052,168)
Net unrealized appreciation (depreciation) on securities and other investments	$ 104,861,178

Tax cost	$ 1,390,689,321

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $706,458,788 and $404,011,403, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 426,252	$ 11,146
Class T	-%	.25%	139,169	952
Class B	.65%	.25%	82,986	60,084
Class C	.75%	.25%	715,358	169,386
			$ 1,363,765	$ 241,568

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61,136
Class T	14,558
Class B*	12,349
Class C*	5,779
$ 93,822

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 331,809.20
Class T	120,507.22
Class B	23,175.25
Class C	134,328.19
Institutional Class	531,484.15
	$ 1,141,303

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,770 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.90%	$ 1,323

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,608 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $160.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 7,417,886	$ 15,956,733
Class T	2,425,935	5,573,979
Class B	334,454	863,578
Class C	2,554,435	5,329,251
Institutional Class	17,338,990	29,751,858
Total	$ 30,071,700	$ 57,475,399
From net realized gain
Class A	$ 743,513	$ 1,293,478
Class T	243,568	450,577
Class B	40,807	79,787
Class C	294,778	520,286
Institutional Class	1,486,619	2,370,067
Total	$ 2,809,285	$ 4,714,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	7,145,586	7,875,416	$ 100,436,575	$ 105,708,543
Reinvestment of distributions	478,992	1,059,476	6,744,181	14,242,584
Shares redeemed	(5,378,583)	(9,383,259)	(75,632,112)	(125,361,603)
Net increase (decrease)	2,245,995	(448,367)	$ 31,548,644	$ (5,410,476)
Class T
Shares sold	989,877	1,470,665	$ 13,862,945	$ 19,682,419
Reinvestment of distributions	163,768	377,329	2,296,819	5,051,781
Shares redeemed	(784,729)	(2,722,042)	(10,978,402)	(36,316,945)
Net increase (decrease)	368,916	(874,048)	$ 5,181,362	$ (11,582,745)
Class B
Shares sold	62,638	152,124	$ 896,332	$ 2,066,893
Reinvestment of distributions	20,362	53,180	289,606	721,813
Shares redeemed	(183,985)	(482,932)	(2,611,078)	(6,518,762)
Net increase (decrease)	(100,985)	(277,628)	$ (1,425,140)	$ (3,730,056)
Class C
Shares sold	2,579,486	2,689,316	$ 36,548,060	$ 36,368,193
Reinvestment of distributions	161,235	345,225	2,284,023	4,668,176
Shares redeemed	(894,196)	(3,113,418)	(12,630,774)	(41,800,981)
Net increase (decrease)	1,846,525	(78,877)	$ 26,201,309	$ (764,612)
Institutional Class
Shares sold	23,281,801	20,042,103	$ 321,555,371	$ 264,711,195
Reinvestment of distributions	687,270	1,181,170	9,518,156	15,626,650
Shares redeemed	(6,728,671)	(14,631,839)	(92,730,330)	(192,966,832)
Net increase (decrease)	17,240,400	6,591,434	$ 238,343,197	$ 87,371,013

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMI-USAN-0812
1.787773.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	1.20%
Actual		$ 1,000.00	$ 1,078.60	$ 6.20
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Class T	1.22%
Actual		$ 1,000.00	$ 1,078.10	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.12
Class B	1.90%
Actual		$ 1,000.00	$ 1,074.80	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.52
Class C	1.95%
Actual		$ 1,000.00	$ 1,074.10	$ 10.06
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.77
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,079.30	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	10.8	14.2
Mexico	8.6	10.1
Turkey	8.0	7.6
Philippines	6.8	7.1
Russia	6.3	2.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	7.8	7.3
Russian Federation	6.2	2.6
Venezuelan Republic	5.9	7.2
Philippine Republic	5.6	5.5
United Mexican States	5.2	7.1
	30.7
Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Corporate Bonds 26.3%	Corporate Bonds 27.4%
Government Obligations 69.0%	Government Obligations 61.5%
Preferred Securities 0.2%	Preferred Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 11.0%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
		Principal Amount (c)	Value
Bermuda - 0.5%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		$ 2,045,000	$ 2,110,174
5% 10/19/25 (e)		2,875,000	3,059,748
6.5% 6/10/14 (e)		2,310,000	2,521,365
TOTAL BERMUDA			7,691,287
Brazil - 0.6%
Banco Do Brasil SA 3.875% 1/23/17		3,480,000	3,562,824
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		2,980,000	3,468,124
Globo Comunicacoes e Participacoes SA 4.875% 4/11/22 (e)		1,535,000	1,588,725
TOTAL BRAZIL			8,619,673
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		3,090,000	3,368,100
Cayman Islands - 3.5%
Grupo Aval Ltd. 5.25% 2/1/17 (e)		2,090,000	2,189,275
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		13,060,000	13,255,900
Odebrecht Finance Ltd. 7.5% (e)(f)		5,885,000	6,048,603
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15		2,360,000	2,388,084
3.5% 2/6/17		5,205,000	5,332,523
5.375% 1/27/21		5,595,000	6,030,129
5.75% 1/20/20		3,075,000	3,363,675
6.75% 1/27/41		2,915,000	3,419,248
8.375% 12/10/18		8,281,000	10,250,222
TOTAL CAYMAN ISLANDS			52,277,659
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		2,110,000	2,640,397
Colombia - 0.2%
BanColombia SA 5.95% 6/3/21		2,605,000	2,800,375
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		3,230,000	3,189,625
JSC Georgian Railway 7.75% 7/11/22 (e)		2,135,000	2,137,669
TOTAL GEORGIA			5,327,294
Indonesia - 1.5%
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		2,120,000	2,215,400
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
PT Pertamina Persero:
4.875% 5/3/22 (e)		$ 3,190,000	$ 3,190,000
5.25% 5/23/21 (e)		10,190,000	10,495,700
6% 5/3/42 (e)		3,190,000	3,150,125
6.5% 5/27/41 (e)		3,856,000	4,039,160
TOTAL INDONESIA			23,090,385
Ireland - 1.4%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		2,040,000	2,111,400
5.45% 11/22/17 (e)		4,110,000	4,253,850
6.025% 7/5/22 (e)		3,660,000	3,692,208
6.8% 11/22/25 (e)		5,365,000	5,606,425
6.902% 7/9/20 (e)		4,760,000	5,164,600
TOTAL IRELAND			20,828,483
Israel - 0.2%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		3,135,000	3,260,400
Kazakhstan - 0.1%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,510,000	1,566,625
Korea (South) - 0.1%
Export-Import Bank of Korea 4% 1/11/17		1,690,000	1,800,019
Luxembourg - 1.5%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		1,035,000	1,137,206
9.25% 4/23/19 (e)		1,290,000	1,610,952
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		3,580,000	3,781,554
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		4,495,000	5,079,350
RSHB Capital SA:
5.298% 12/27/17 (e)		1,505,000	1,525,769
6% 6/3/21 (e)		2,365,000	2,323,613
9% 6/11/14 (e)		6,050,000	6,655,000
TOTAL LUXEMBOURG			22,113,444
Malaysia - 0.3%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		3,195,000	4,530,510
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - 3.4%
Comision Federal de Electricid:
4.875% 5/26/21 (e)		$ 2,645,000	$ 2,869,825
5.75% 2/14/42 (e)		3,390,000	3,593,400
Petroleos Mexicanos:
5.5% 1/21/21		14,010,000	15,901,350
5.5% 6/27/44 (e)		8,645,000	8,882,738
6% 3/5/20		2,105,000	2,454,956
6.5% 6/2/41		5,170,000	6,035,975
6.5% 6/2/41 (e)		3,165,000	3,726,788
6.625% (e)(f)		7,005,000	7,145,100
TOTAL MEXICO			50,610,132
Netherlands - 3.0%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	53,151
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		1,185,000	1,273,875
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,904,000	4,196,800
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		2,445,000	2,665,050
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		3,415,000	3,765,038
7% 5/5/20 (e)		2,370,000	2,695,875
8.375% 7/2/13 (e)		1,480,000	1,554,000
9.125% 7/2/18 (e)		3,165,000	3,928,715
11.75% 1/23/15 (e)		9,665,000	11,501,350
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,252,849
7.75% 10/17/16 (Reg. S)		1,930,000	2,205,025
7.75% 1/20/20 (e)		2,900,000	3,458,250
7.875% 6/29/37 (Reg. S)		3,215,000	3,890,150
8% 8/7/19 (e)		2,865,000	3,438,000
TOTAL NETHERLANDS			45,878,128
Philippines - 1.2%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,835,250
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,951,000	6,213,505
7.39% 12/2/24 (e)		6,830,000	8,793,625
TOTAL PHILIPPINES			18,842,380
Russia - 0.1%
Russian Railways JSC 5.739% 4/3/17		1,470,000	1,565,550
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Singapore - 0.3%
DBS Bank Ltd. 3.625% 9/21/22 (e)		$ 5,255,000	$ 5,229,566
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		2,600,000	3,188,900
Turkey - 0.2%
Turkiye Garanti Bankasi A/S 2.9657% 4/20/16 (e)(g)		3,860,000	3,560,850
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,935,000	4,707,003
United Kingdom - 0.1%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,865,000	1,669,175
United States of America - 1.9%
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,745,000	3,108,713
6.625% 6/15/35		8,755,000	10,506,000
6.625% 6/15/38		1,905,000	2,276,475
8.625% 2/1/22		7,402,000	9,493,065
SB Cap SA 6.125% 2/7/22 (e)		2,600,000	2,721,810
TOTAL UNITED STATES OF AMERICA			28,106,063
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		21,360,000	18,369,600
5.375% 4/12/27		20,680,000	11,839,300
5.5% 4/12/37		28,585,000	16,221,988
8.5% 11/2/17 (e)		16,265,000	13,174,650
9% 11/17/21 (Reg. S)		8,560,000	6,270,200
12.75% 2/17/22 (e)		8,405,000	7,900,700
TOTAL VENEZUELA			73,776,438
TOTAL NONCONVERTIBLE BONDS (Cost $375,286,829)			397,048,836
Government Obligations - 69.0%

Argentina - 0.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,426,833	6,174,576
2.5% 12/31/38 (d)		15,445,000	4,981,013
TOTAL ARGENTINA			11,155,589
Government Obligations - continued
		Principal Amount (c)	Value
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		$ 1,485,000	$ 1,526,090
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		4,635,000	5,376,600
Barbados - 0.3%
Barbados Government:
7% 8/4/22 (e)		2,727,000	2,767,905
7.25% 12/15/21 (e)		1,755,000	1,798,875
TOTAL BARBADOS			4,566,780
Belarus - 0.7%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		5,300,000	5,180,750
8.95% 1/26/18		5,095,000	4,694,024
TOTAL BELARUS			9,874,774
Belize - 0.1%
Belize Government 8.5% 2/20/29 (d)(e)		3,807,700	1,980,004
Bermuda - 0.5%
Bermuda Government 5.603% 7/20/20 (e)		3,468,000	3,979,530
Government of Bermuda 4.138% 1/3/23 (e)		2,800,000	2,842,000
TOTAL BERMUDA			6,821,530
Brazil - 4.4%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		2,955,000	3,464,738
Brazilian Federative Republic:
5.625% 1/7/41		4,905,000	6,008,625
7.125% 1/20/37		9,690,000	14,014,647
8.25% 1/20/34		5,200,000	8,216,000
10.125% 5/15/27		7,955,000	13,503,613
12.25% 3/6/30		9,340,000	18,469,850
12.75% 1/15/20		1,225,000	2,076,375
TOTAL BRAZIL			65,753,848
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		7,550,000	8,267,250
Colombia - 2.9%
Colombian Republic:
4.375% 7/12/21		5,220,000	5,885,550
6.125% 1/18/41		5,305,000	6,962,813
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
7.375% 3/18/19		$ 2,605,000	$ 3,406,038
7.375% 9/18/37		4,445,000	6,600,825
8.125% 5/21/24		2,130,000	3,093,825
10.375% 1/28/33		6,811,000	12,157,635
11.75% 2/25/20		3,593,000	5,766,765
TOTAL COLOMBIA			43,873,451
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	6,857,765
Croatia - 1.9%
Croatia Republic:
6.25% 4/27/17 (e)		20,810,000	20,705,950
6.375% 3/24/21 (e)		8,350,000	8,089,480
TOTAL CROATIA			28,795,430
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		2,135,000	2,092,300
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		2,145,000	2,284,425
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (e)		3,185,000	3,535,350
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (e)		2,480,000	2,566,800
Hungary - 1.8%
Hungarian Republic:
4.75% 2/3/15		19,885,000	19,089,600
7.625% 3/29/41		7,622,000	7,469,560
TOTAL HUNGARY			26,559,160
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (e)		4,850,000	4,874,250
5.875% 5/11/22 (e)		7,450,000	7,319,849
TOTAL ICELAND			12,194,099
Indonesia - 3.4%
Indonesian Republic:
5.25% 1/17/42 (e)		4,975,000	5,192,905
5.875% 3/13/20 (e)		3,185,000	3,654,788
6.625% 2/17/37 (e)		3,765,000	4,649,775
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - continued
Indonesian Republic: - continued
6.875% 3/9/17 (e)		$ 2,990,000	$ 3,479,762
6.875% 1/17/18 (e)		2,825,000	3,340,563
7.25% 4/20/15 (e)		1,615,000	1,810,900
7.5% 1/15/16 (e)		2,310,000	2,671,053
7.75% 1/17/38 (e)		6,335,000	8,726,463
8.5% 10/12/35 (e)		4,945,000	7,219,700
11.625% 3/4/19 (e)		7,245,000	10,632,038
TOTAL INDONESIA			51,377,947
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		6,905,000	5,696,625
Ivory Coast - 0.4%
Ivory Coast 3.75% 12/31/32 (b)(d)		8,995,000	6,701,275
Korea (South) - 0.4%
Korean Republic 7.125% 4/16/19		4,220,000	5,321,960
Latvia - 0.4%
Latvian Republic:
5.25% 2/22/17 (e)		3,350,000	3,471,438
5.25% 6/16/21 (e)		3,150,000	3,193,313
TOTAL LATVIA			6,664,751
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		7,966,750	7,807,415
9% 3/20/17		6,685,000	7,654,325
11.625% 5/11/16 (Reg. S)		4,345,000	5,355,213
TOTAL LEBANON			20,816,953
Lithuania - 2.1%
Lithuanian Republic:
5.125% 9/14/17 (e)		3,185,000	3,368,138
6.125% 3/9/21 (e)		5,700,000	6,255,750
6.625% 2/1/22 (e)		8,490,000	9,721,050
6.75% 1/15/15 (e)		4,635,000	5,005,800
7.375% 2/11/20 (e)		5,950,000	7,050,750
TOTAL LITHUANIA			31,401,488
Mexico - 5.2%
United Mexican States:
3.625% 3/15/22		8,472,000	8,980,320
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
5.125% 1/15/20		$ 9,302,000	$ 10,901,944
5.625% 1/15/17		6,107,000	7,099,388
5.75% 10/12/2110		5,550,000	6,340,875
6.05% 1/11/40		11,080,000	14,237,800
6.75% 9/27/34		10,010,000	13,613,600
7.5% 4/8/33		1,485,000	2,164,388
8.3% 8/15/31		2,330,000	3,605,675
11.375% 9/15/16		3,754,000	5,236,830
11.5% 5/15/26		3,595,000	6,614,800
TOTAL MEXICO			78,795,620
Namibia - 0.4%
Republic of Namibia 5.5% 11/3/21 (e)		6,207,000	6,445,721
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		1,595,000	1,722,600
Panama - 0.8%
Panamanian Republic:
7.125% 1/29/26		2,870,000	3,874,500
8.875% 9/30/27		2,769,000	4,291,950
9.375% 4/1/29		2,445,000	3,997,575
TOTAL PANAMA			12,164,025
Peru - 1.6%
Peruvian Republic:
6.55% 3/14/37		2,555,000	3,468,413
7.35% 7/21/25		5,340,000	7,476,000
8.75% 11/21/33		8,100,000	13,304,250
TOTAL PERU			24,248,663
Philippines - 5.6%
Philippine Republic:
4% 1/15/21		5,350,000	5,757,938
5% 1/13/37		3,990,000	4,349,100
5.5% 3/30/26		3,640,000	4,304,300
6.375% 1/15/32		5,125,000	6,464,163
6.375% 10/23/34		8,525,000	10,912,000
6.5% 1/20/20		5,345,000	6,648,111
7.5% 9/25/24		420,000	557,550
7.75% 1/14/31		6,855,000	9,751,238
8.375% 6/17/19		2,780,000	3,739,100
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
9.5% 2/2/30		$ 6,210,000	$ 10,068,273
9.875% 1/15/19		2,785,000	3,940,775
10.625% 3/16/25		11,085,000	18,345,675
TOTAL PHILIPPINES			84,838,223
Poland - 1.8%
Polish Government:
5% 3/23/22		12,555,000	13,716,338
6.375% 7/15/19		11,165,000	13,174,700
TOTAL POLAND			26,891,038
Qatar - 1.3%
State of Qatar:
3.125% 1/20/17 (e)		9,595,000	9,978,800
5.75% 1/20/42 (e)		5,915,000	6,994,488
6.4% 1/20/40 (e)		2,095,000	2,653,569
TOTAL QATAR			19,626,857
Romania - 0.4%
Romanian Republic 6.75% 2/7/22 (e)		5,225,000	5,460,125
Russia - 6.2%
Russian Federation:
3.25% 4/4/17 (e)		15,800,000	15,879,000
5.625% 4/4/42 (e)		19,600,000	20,948,480
7.5% 3/31/30 (Reg. S)		20,447,000	24,511,864
11% 7/24/18 (Reg. S)		10,500,000	14,700,000
12.75% 6/24/28 (Reg. S)		9,329,000	16,792,200
TOTAL RUSSIA			92,831,544
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		1,310,000	1,441,000
Serbia - 0.7%
Republic of Serbia:
6.75% 11/1/24 (e)		8,125,001	7,779,689
7.25% 9/28/21 (e)		3,485,000	3,554,700
TOTAL SERBIA			11,334,389
Slovakia - 0.5%
Slovakia Republic 4.375% 5/21/22 (e)		8,400,000	8,190,000
Government Obligations - continued
		Principal Amount (c)	Value
South Africa - 0.4%
South African Republic 4.665% 1/17/24		$ 5,350,000	$ 5,798,063
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		3,680,000	3,762,800
8.25% 10/24/12 (e)		1,460,000	1,474,600
TOTAL SRI LANKA			5,237,400
Turkey - 7.8%
Turkish Republic:
5.125% 3/25/22		3,605,000	3,762,899
5.625% 3/30/21		4,860,000	5,309,550
6% 1/14/41		5,980,000	6,293,950
6.25% 9/26/22		6,375,000	7,212,038
6.75% 4/3/18		4,815,000	5,531,472
6.75% 5/30/40		6,375,000	7,426,875
6.875% 3/17/36		9,765,000	11,510,982
7% 3/11/19		3,440,000	4,029,272
7% 6/5/20		4,955,000	5,878,117
7.25% 3/5/38		5,630,000	6,932,219
7.375% 2/5/25		11,545,000	14,315,800
7.5% 7/14/17		5,535,000	6,475,950
7.5% 11/7/19		2,255,000	2,731,482
8% 2/14/34		8,280,000	10,940,364
11.875% 1/15/30		11,060,000	19,590,578
TOTAL TURKEY			117,941,548
Ukraine - 0.7%
Ukraine Government:
6.25% 6/17/16 (e)		2,600,000	2,330,380
6.58% 11/21/16 (e)		990,000	887,337
7.65% 6/11/13 (e)		1,675,000	1,645,688
7.75% 9/23/20 (e)		5,515,000	4,977,288
TOTAL UKRAINE			9,840,693
United States of America - 4.1%
U.S. Treasury Bonds 3% 5/15/42		58,695,000	61,611,417
Uruguay - 0.3%
Uruguay Republic:
6.875% 9/28/25		1,055,000	1,387,325
7.625% 3/21/36		2,660,000	3,843,700
TOTAL URUGUAY			5,231,025
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - 5.9%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		113,320	$ 3,314,610
5.75% 2/26/16 (Reg S.)		$ 5,705,000	4,906,300
6% 12/9/20		3,580,000	2,434,400
7.75% 10/13/19 (Reg. S)		16,375,000	12,608,750
8.25% 10/13/24		6,450,000	4,692,375
8.5% 10/8/14		3,590,000	3,545,125
9% 5/7/23 (Reg. S)		6,405,000	4,931,850
9.25% 9/15/27		10,385,000	8,463,775
9.25% 5/7/28 (Reg. S)		6,020,000	4,560,150
9.375% 1/13/34		8,010,000	6,127,650
10.75% 9/19/13		7,670,000	7,861,750
11.75% 10/21/26 (Reg. S)		8,125,000	7,170,313
11.95% 8/5/31 (Reg. S)		12,150,000	10,752,750
12.75% 8/23/22		8,500,000	8,160,000
TOTAL VENEZUELA			89,529,798
TOTAL GOVERNMENT OBLIGATIONS (Cost $964,408,998)			1,041,241,993
Preferred Securities - 0.2%

Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $3,303,940)	3,150,000	3,385,817
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $53,873,853)	53,873,853	53,873,853
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,396,873,620)		1,495,550,499
NET OTHER ASSETS (LIABILITIES) - 0.9%		13,636,658
NET ASSETS - 100%		$ 1,509,187,157
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $510,240,076 or 33.8% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,665
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 397,048,836	$ -	$ 396,995,685	$ 53,151
Government Obligations	1,041,241,993	-	1,041,241,993	-
Preferred Securities	3,385,817	-	3,385,817	-
Money Market Funds	53,873,853	53,873,853	-	-
Total Investments in Securities:	$ 1,495,550,499	$ 53,873,853	$ 1,441,623,495	$ 53,151
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	4.1%
AAA,AA,A	9.5%
BBB	46.1%
BB	18.8%
B	12.0%
CCC,CC,C	0.2%
Not Rated	4.8%
Short-Term Investments and Net Other Assets	4.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,342,999,767)	$ 1,441,676,646
Fidelity Central Funds (cost $53,873,853)	53,873,853
Total Investments (cost $1,396,873,620)		$ 1,495,550,499
Cash		1,883,237
Receivable for investments sold		3,741,431
Receivable for fund shares sold		5,124,313
Interest receivable		24,618,860
Distributions receivable from Fidelity Central Funds		13,245
Receivable from investment adviser for expense reductions		566
Other receivables		1,375
Total assets		1,530,933,526

Liabilities
Payable for investments purchased	$ 16,916,082
Payable for fund shares redeemed	1,552,857
Distributions payable	1,879,372
Accrued management fee	815,455
Distribution and service plan fees payable	238,963
Other affiliated payables	255,250
Other payables and accrued expenses	88,390
Total liabilities		21,746,369

Net Assets		$ 1,509,187,157
Net Assets consist of:
Paid in capital		$ 1,388,196,564
Undistributed net investment income		9,483,503
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,879,358
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,627,732
Net Assets		$ 1,509,187,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,323,586 ÷ 25,117,040 shares)	$ 14.27

Maximum offering price per share (100/96.00 of $14.27)	$ 14.86
Class T: Net Asset Value and redemption price per share ($115,698,614 ÷ 8,141,229 shares)	$ 14.21

Maximum offering price per share (100/96.00 of $14.21)	$ 14.80
Class B: Net Asset Value and offering price per share ($17,950,286 ÷ 1,244,636 shares)A	$ 14.42

Class C: Net Asset Value and offering price per share ($159,204,590 ÷ 11,087,717 shares)A	$ 14.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($858,010,081 ÷ 61,178,590 shares)	$ 14.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 608,731
Interest		40,458,816
Income from Fidelity Central Funds		48,665
Total income		41,116,212

Expenses
Management fee	$ 4,487,009
Transfer agent fees	1,141,303
Distribution and service plan fees	1,363,765
Accounting fees and expenses	305,548
Custodian fees and expenses	39,791
Independent trustees' compensation	4,162
Registration fees	175,857
Audit	43,363
Legal	1,697
Miscellaneous	6,703
Total expenses before reductions	7,569,198
Expense reductions	(4,091)	7,565,107
Net investment income (loss)		33,551,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,633,119
Foreign currency transactions	91,948
Total net realized gain (loss)		13,725,067
Change in net unrealized appreciation (depreciation) on: Investment securities	50,079,641
Assets and liabilities in foreign currencies	(28,519)
Total change in net unrealized appreciation (depreciation)		50,051,122
Net gain (loss)		63,776,189
Net increase (decrease) in net assets resulting from operations		$ 97,327,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,551,105	$ 59,182,313
Net realized gain (loss)	13,725,067	18,306,505
Change in net unrealized appreciation (depreciation)	50,051,122	1,360,104
Net increase (decrease) in net assets resulting from operations	97,327,294	78,848,922
Distributions to shareholders from net investment income	(30,071,700)	(57,475,399)
Distributions to shareholders from net realized gain	(2,809,285)	(4,714,195)
Total distributions	(32,880,985)	(62,189,594)
Share transactions - net increase (decrease)	299,849,372	65,883,124
Redemption fees	92,885	209,133
Total increase (decrease) in net assets	364,388,566	82,751,585

Net Assets
Beginning of period	1,144,798,591	1,062,047,006
End of period (including undistributed net investment income of $9,483,503 and undistributed net investment income of $6,004,098, respectively)	$ 1,509,187,157	$ 1,144,798,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 13.32	$ 12.76	$ 9.51	$ 12.32	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.344	.726	.717	.950	.675	.709
Net realized and unrealized gain (loss)	.712	.256	.568	3.126	(2.793)	(.066)
Total from investment operations	1.056	.982	1.285	4.076	(2.118)	.643
Distributions from net investment income	(.306)	(.698)	(.670)	(.814)	(.664)	(.705)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.337)	(.755)	(.730)	(.829)	(.694)	(.725)
Redemption fees added to paid in capital E	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.27	$ 13.55	$ 13.32	$ 12.76	$ 9.51	$ 12.32
Total Return B,C,D	7.86%	7.59%	10.28%	44.11%	(17.82)%	5.36%
Ratios to Average Net Assets F,H
Expenses before reductions	1.20% A	1.19%	1.24%	1.29%	1.32%	1.27%
Expenses net of fee waivers, if any	1.20% A	1.18%	1.20%	1.20%	1.20%	1.18%
Expenses net of all reductions	1.20% A	1.18%	1.20%	1.20%	1.20%	1.17%
Net investment income (loss)	4.93% A	5.40%	5.40%	8.13%	5.94%	5.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,324	$ 309,900	$ 310,674	$ 167,196	$ 60,543	$ 75,584
Portfolio turnover rate G	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.28	$ 12.71	$ 9.48	$ 12.28	$ 12.37
Income from Investment Operations
Net investment income (loss) E	.341	.721	.714	.924	.676	.704
Net realized and unrealized gain (loss)	.704	.249	.581	3.132	(2.784)	(.074)
Total from investment operations	1.045	.970	1.295	4.056	(2.108)	.630
Distributions from net investment income	(.305)	(.696)	(.670)	(.814)	(.664)	(.702)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.336)	(.753)	(.730)	(.829)	(.694)	(.722)
Redemption fees added to paid in capital E	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.21	$ 13.50	$ 13.28	$ 12.71	$ 9.48	$ 12.28
Total Return B,C,D	7.81%	7.52%	10.41%	44.04%	(17.80)%	5.26%
Ratios to Average Net Assets F,H
Expenses before reductions	1.22% A	1.21%	1.24%	1.30%	1.32%	1.29%
Expenses net of fee waivers, if any	1.22% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.22% A	1.20%	1.20%	1.20%	1.20%	1.19%
Net investment income (loss)	4.91% A	5.39%	5.40%	8.13%	5.95%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,699	$ 104,920	$ 114,786	$ 106,446	$ 87,427	$ 136,031
Portfolio turnover rate G	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.46	$ 12.88	$ 9.60	$ 12.42	$ 12.50
Income from Investment Operations
Net investment income (loss) E	.299	.639	.637	.861	.609	.632
Net realized and unrealized gain (loss)	.718	.248	.580	3.169	(2.812)	(.073)
Total from investment operations	1.017	.887	1.217	4.030	(2.203)	.559
Distributions from net investment income	(.257)	(.603)	(.582)	(.738)	(.589)	(.621)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.288)	(.660)	(.642)	(.753)	(.619)	(.641)
Redemption fees added to paid in capital E	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.42	$ 13.69	$ 13.46	$ 12.88	$ 9.60	$ 12.42
Total Return B,C,D	7.48%	6.77%	9.63%	43.08%	(18.29)%	4.61%
Ratios to Average Net Assets F,H
Expenses before reductions	1.91% A	1.90%	1.93%	1.97%	1.97%	1.94%
Expenses net of fee waivers, if any	1.90% A	1.87%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.90% A	1.87%	1.85%	1.85%	1.85%	1.84%
Net investment income (loss)	4.24% A	4.71%	4.75%	7.48%	5.30%	5.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,950	$ 18,427	$ 21,843	$ 18,398	$ 14,324	$ 22,418
Portfolio turnover rate G	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.64	$ 13.40	$ 12.83	$ 9.56	$ 12.37	$ 12.46
Income from Investment Operations
Net investment income (loss) E	.294	.630	.622	.867	.594	.616
Net realized and unrealized gain (loss)	.709	.262	.572	3.142	(2.798)	(.080)
Total from investment operations	1.003	.892	1.194	4.009	(2.204)	.536
Distributions from net investment income	(.253)	(.598)	(.569)	(.727)	(.578)	(.608)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.284)	(.655)	(.629)	(.742)	(.608)	(.628)
Redemption fees added to paid in capital E	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.36	$ 13.64	$ 13.40	$ 12.83	$ 9.56	$ 12.37
Total Return B,C,D	7.41%	6.83%	9.48%	43.02%	(18.37)%	4.44%
Ratios to Average Net Assets F,H
Expenses before reductions	1.95% A	1.93%	1.96%	2.02%	2.06%	2.04%
Expenses net of fee waivers, if any	1.95% A	1.92%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.95% A	1.92%	1.95%	1.95%	1.95%	1.94%
Net investment income (loss)	4.19% A	4.66%	4.65%	7.38%	5.20%	4.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,205	$ 126,005	$ 124,907	$ 63,669	$ 22,464	$ 30,962
Portfolio turnover rate G	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.12	$ 12.57	$ 9.39	$ 12.16	$ 12.25
Income from Investment Operations
Net investment income (loss) D	.359	.753	.743	.990	.695	.725
Net realized and unrealized gain (loss)	.689	.249	.568	3.044	(2.745)	(.064)
Total from investment operations	1.048	1.002	1.311	4.034	(2.050)	.661
Distributions from net investment income	(.328)	(.738)	(.706)	(.842)	(.692)	(.733)
Distributions from net realized gain	(.031)	(.057)	(.060)	(.015)	(.030)	(.020)
Total distributions	(.359)	(.795)	(.766)	(.857)	(.722)	(.753)
Redemption fees added to paid in capital D	.001	.003	.005	.003	.002	.002
Net asset value, end of period	$ 14.02	$ 13.33	$ 13.12	$ 12.57	$ 9.39	$ 12.16
Total Return B,C	7.93%	7.88%	10.67%	44.29%	(17.52)%	5.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.90% A	.89%	.92%	.97%	1.02%	.99%
Expenses net of fee waivers, if any	.90% A	.89%	.92%	.95%	.95%	.95%
Expenses net of all reductions	.90% A	.89%	.92%	.95%	.95%	.95%
Net investment income (loss)	5.23% A	5.70%	5.68%	8.38%	6.19%	5.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 858,010	$ 585,546	$ 489,838	$ 204,663	$ 32,947	$ 45,232
Portfolio turnover rate F	97% A	133%	96%	123%	57%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 110,913,346
Gross unrealized depreciation	(6,052,168)
Net unrealized appreciation (depreciation) on securities and other investments	$ 104,861,178

Tax cost	$ 1,390,689,321

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $706,458,788 and $404,011,403, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 426,252	$ 11,146
Class T	-%	.25%	139,169	952
Class B	.65%	.25%	82,986	60,084
Class C	.75%	.25%	715,358	169,386
			$ 1,363,765	$ 241,568

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61,136
Class T	14,558
Class B*	12,349
Class C*	5,779
$ 93,822

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 331,809.20
Class T	120,507.22
Class B	23,175.25
Class C	134,328.19
Institutional Class	531,484.15
	$ 1,141,303

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,770 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.90%	$ 1,323

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,608 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $160.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Class A	$ 7,417,886	$ 15,956,733
Class T	2,425,935	5,573,979
Class B	334,454	863,578
Class C	2,554,435	5,329,251
Institutional Class	17,338,990	29,751,858
Total	$ 30,071,700	$ 57,475,399
From net realized gain
Class A	$ 743,513	$ 1,293,478
Class T	243,568	450,577
Class B	40,807	79,787
Class C	294,778	520,286
Institutional Class	1,486,619	2,370,067
Total	$ 2,809,285	$ 4,714,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	7,145,586	7,875,416	$ 100,436,575	$ 105,708,543
Reinvestment of distributions	478,992	1,059,476	6,744,181	14,242,584
Shares redeemed	(5,378,583)	(9,383,259)	(75,632,112)	(125,361,603)
Net increase (decrease)	2,245,995	(448,367)	$ 31,548,644	$ (5,410,476)
Class T
Shares sold	989,877	1,470,665	$ 13,862,945	$ 19,682,419
Reinvestment of distributions	163,768	377,329	2,296,819	5,051,781
Shares redeemed	(784,729)	(2,722,042)	(10,978,402)	(36,316,945)
Net increase (decrease)	368,916	(874,048)	$ 5,181,362	$ (11,582,745)
Class B
Shares sold	62,638	152,124	$ 896,332	$ 2,066,893
Reinvestment of distributions	20,362	53,180	289,606	721,813
Shares redeemed	(183,985)	(482,932)	(2,611,078)	(6,518,762)
Net increase (decrease)	(100,985)	(277,628)	$ (1,425,140)	$ (3,730,056)
Class C
Shares sold	2,579,486	2,689,316	$ 36,548,060	$ 36,368,193
Reinvestment of distributions	161,235	345,225	2,284,023	4,668,176
Shares redeemed	(894,196)	(3,113,418)	(12,630,774)	(41,800,981)
Net increase (decrease)	1,846,525	(78,877)	$ 26,201,309	$ (764,612)
Institutional Class
Shares sold	23,281,801	20,042,103	$ 321,555,371	$ 264,711,195
Reinvestment of distributions	687,270	1,181,170	9,518,156	15,626,650
Shares redeemed	(6,728,671)	(14,631,839)	(92,730,330)	(192,966,832)
Net increase (decrease)	17,240,400	6,591,434	$ 238,343,197	$ 87,371,013

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMII-USAN-0812
1.787774.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2012